Schwab Capital Trust
Schwab Monthly Income Fund – Target Payout

Portfolio Holdings as of September 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 12/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/25	BALANCE OF SHARES HELD AT 9/30/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 86.0% OF NET ASSETS

U.S. Stocks 19.8%
Large-Cap 19.8%
Schwab U.S. Dividend Equity ETF	$6,904,939	$3,510,214	($1,018,241 )	($25,040 )	$78,187	$9,450,059	346,156	$233,688

International Stocks 20.2%
Developed Markets 20.2%
Schwab International Dividend Equity ETF	6,874,848	2,771,167	(1,473,403)	6,348	1,414,602	9,593,562	343,363	232,240

Real Estate 7.0%
Global Real Estate 7.0%
Schwab Global Real Estate Fund	3,372,043	1,011,796	(1,277,859)	(10,395)	219,811	3,315,396	489,719	82,233

Fixed Income 37.8%
Intermediate-Term Bond 30.9%
Schwab 5-10 Year Corporate Bond ETF	1,064,127	420,685	(86,048)	(2,829)	57,228	1,453,163	62,962	39,426
Schwab High Yield Bond ETF	—	5,363,731	(244,669)	123	126,390	5,245,575	196,243	133,100
Schwab U.S. Aggregate Bond Index Fund	5,885,287	2,783,422	(873,092)	(90,427)	288,213	7,993,403	884,226	199,047
						14,692,141
Long-Term Government Bond 6.9%
Schwab Long-Term U.S. Treasury ETF	2,336,223	1,169,576	(284,214)	(49,518)	136,962	3,309,029	102,415	79,838
						18,001,170

Money Market Funds 1.2%
Schwab Government Money Fund, Ultra Shares, 4.01% (b)	502,576	75,916	—	—	—	578,492	578,492	17,000
Total Affiliated Underlying Funds (Cost $38,490,963)	$26,940,043	$17,106,507	($5,257,526 )	($171,738 )	$2,321,393	$40,938,679		$1,016,572

UNAFFILIATED UNDERLYING FUNDS 14.0% OF NET ASSETS

Fixed Income 13.0%
Floating Rate Loan 5.9%
T. Rowe Price Institutional Floating Rate Fund, Institutional Class						$2,837,497	300,582
Preferred 7.1%
Cohen & Steers Preferred Securities and Income Fund, Class I						3,366,057	266,724
						6,203,554

Schwab Monthly Income Fund – Target Payout
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 12/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/25	BALANCE OF SHARES HELD AT 9/30/25	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09% (b)						$470,329	470,329
Total Unaffiliated Underlying Funds (Cost $6,505,341)						$6,673,883
Total Investments in Securities (Cost $44,996,304)						$47,612,562

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
At September 30, 2025, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Monthly Income Fund – Flexible Payout

Portfolio Holdings as of September 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 12/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/25	BALANCE OF SHARES HELD AT 9/30/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 86.2% OF NET ASSETS

U.S. Stocks 19.9%
Large-Cap 19.9%
Schwab U.S. Dividend Equity ETF	$12,605,530	$2,629,517	($901,344 )	$13,309	$26,465	$14,373,477	526,501	$379,823

International Stocks 20.1%
Developed Markets 20.1%
Schwab International Dividend Equity ETF	12,615,937	1,639,116	(2,189,531)	136,382	2,368,275	14,570,179	521,481	375,808

Real Estate 7.0%
Global Real Estate 7.0%
Schwab Global Real Estate Fund	6,138,446	797,004	(2,240,064)	(67,613)	424,932	5,052,705	746,338	138,367

Fixed Income 37.8%
Intermediate-Term Bond 30.8%
Schwab 5-10 Year Corporate Bond ETF	1,937,327	219,106	(59,780)	(2,130)	91,268	2,185,791	94,705	67,255
Schwab High Yield Bond ETF	—	7,927,126	(163,096)	218	199,341	7,963,589	297,927	216,550
Schwab U.S. Aggregate Bond Index Fund	10,785,225	1,940,633	(896,071)	(93,523)	415,685	12,151,949	1,344,242	335,548
						22,301,329
Long-Term Government Bond 7.0%
Schwab Long-Term U.S. Treasury ETF	4,293,086	1,054,684	(444,708)	(78,069)	213,816	5,038,809	155,952	137,539
						27,340,138

Money Market Funds 1.4%
Schwab Government Money Fund, Ultra Shares, 4.01% (b)	884,897	107,662	—	—	—	992,559	992,559	29,525
Total Affiliated Underlying Funds (Cost $57,972,462)	$49,260,448	$16,314,848	($6,894,594 )	($91,426 )	$3,739,782	$62,329,058		$1,680,415

UNAFFILIATED UNDERLYING FUNDS 14.2% OF NET ASSETS

Fixed Income 13.3%
Floating Rate Loan 6.0%
T. Rowe Price Institutional Floating Rate Fund, Institutional Class						$4,342,568	460,018
Preferred 7.3%
Cohen & Steers Preferred Securities and Income Fund, Class I						5,252,571	416,210
						9,595,139

Schwab Monthly Income Fund – Flexible Payout
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 12/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/25	BALANCE OF SHARES HELD AT 9/30/25	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09% (b)						$684,347	684,347
Total Unaffiliated Underlying Funds (Cost $10,002,750)						$10,279,486
Total Investments in Securities (Cost $67,975,212)						$72,608,544

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
At September 30, 2025, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Monthly Income Fund – Income Payout

Portfolio Holdings as of September 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 12/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/25	BALANCE OF SHARES HELD AT 9/30/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 87.3% OF NET ASSETS

U.S. Stocks 13.1%
Large-Cap 13.1%
Schwab U.S. Dividend Equity ETF	$7,211,087	$1,469,001	($413,009 )	($3,708 )	$22,343	$8,285,714	303,506	$215,497

International Stocks 11.1%
Developed Markets 11.1%
Schwab International Dividend Equity ETF	6,057,579	836,476	(1,085,051)	80,022	1,158,392	7,047,418	252,234	183,663

Real Estate 3.9%
Global Real Estate 3.9%
Schwab Global Real Estate Fund	3,245,336	185,787	(1,128,097)	(60,581)	234,284	2,476,729	365,839	71,050

Fixed Income 57.8%
Intermediate-Term Bond 44.0%
Schwab 5-10 Year Corporate Bond ETF	4,980,272	832,834	(316,104)	(2,044)	240,860	5,735,818	248,519	179,538
Schwab High Yield Bond ETF	—	5,822,049	(262,996)	1,654	145,106	5,705,813	213,461	160,558
Schwab U.S. Aggregate Bond Index Fund	14,436,290	2,811,235	(1,228,594)	(124,153)	573,179	16,467,957	1,821,677	455,896
						27,909,588
Long-Term Government Bond 5.9%
Schwab Long-Term U.S. Treasury ETF	3,187,442	584,067	(149,324)	(28,399)	130,491	3,724,277	115,267	102,445
Short-Term Bond 7.9%
Schwab 1-5 Year Corporate Bond ETF	4,464,549	707,791	(267,812)	2,886	105,558	5,012,972	200,961	139,465
						36,646,837

Money Market Funds 1.4%
Schwab Government Money Fund, Ultra Shares, 4.01% (b)	940,502	27,426	(60,000)	—	—	907,928	907,928	29,146
Total Affiliated Underlying Funds (Cost $53,593,458)	$44,523,057	$13,276,666	($4,910,987 )	($134,323 )	$2,610,213	$55,364,626		$1,537,258

UNAFFILIATED UNDERLYING FUNDS 13.0% OF NET ASSETS

Fixed Income 12.1%
Floating Rate Loan 5.1%
T. Rowe Price Institutional Floating Rate Fund, Institutional Class						$3,231,881	342,360
Preferred 7.0%
Cohen & Steers Preferred Securities and Income Fund, Class I						4,422,605	350,444
						7,654,486

Schwab Monthly Income Fund – Income Payout
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 12/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/25	BALANCE OF SHARES HELD AT 9/30/25	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09% (b)						$565,206	565,206
Total Unaffiliated Underlying Funds (Cost $7,981,218)						$8,219,692
Total Investments in Securities (Cost $61,574,676)						$63,584,318

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
At September 30, 2025, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Monthly Income Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of September 30, 2025, each of the fund’s investments were classified as Level 1.
REG88343SEP25